Income Tax Expense (Details)	6 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 HKD ($)
Income Tax Expense (Details) [Line Items]
Profits tax rate	16.50%	16.50%
Assessable profits	$ 254,268	$ 2,000,000
Assessable profits over	$ 254,268	$ 2,000,000
Hong Kong (HK) [Member]
Income Tax Expense (Details) [Line Items]
Applicable tax rate	16.50%	16.50%
Profits tax rate	8.25%	8.25%
PRC [Member]
Income Tax Expense (Details) [Line Items]
Profits tax rate	25.00%	25.00%